Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	AdTheorent Holding Company, Inc.
Entity Small Business	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001838672
Amendment Flag	false